UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06110

Western Asset Funds, Inc.

Name of Fund:

100 International Drive

Baltimore, MD 21202

Fund Address:

Thomas C. Mandia

Western Asset Funds, Inc

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: 07/01/2019–06/30/2020

Item 1 – Proxy Voting Record:

Proxy Voting Record – Attached on behalf of Western Asset High Yield Fund and Western Asset Macro Opportunities Fund.

There were no proxies voted on behalf of Western Asset Core Bond Fund, Western Asset Core Plus Bond Fund, Western Asset Inflation-Indexed Plus Bond Fund, Western Asset Intermediate Bond Fund and Western Asset Total Return Unconstrained Fund.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06110
Reporting Period: 07/01/2019 - 06/30/2020
Western Asset Funds, Inc.

========================= Western Asset Core Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Core Plus Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== Western Asset High Yield Fund =========================

BERRY CORPORATION (BRY)

Ticker:       BRY            Security ID:  08579X101
Meeting Date: MAY 05, 2020   Meeting Type: Annual
Record Date:  MAR 11, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-A.T. "Trem" Smith              For       For          Management
1..2  DIRECTOR-Cary Baetz                     For       For          Management
1..3  DIRECTOR-Brent Buckley                  For       For          Management
1..4  DIRECTOR-Anne Mariucci                  For       For          Management
1..5  DIRECTOR-Don Paul                       For       For          Management
1..6  DIRECTOR-Kent Potter                    For       For          Management
1..7  DIRECTOR-Gene Voiland                   For       For          Management
2.    Ratify the selection of KPMG LLP as     For       For          Management
      the Company's independent registered
      public accounting firm for the fiscal
      year ending December 31, 2020.

--------------------------------------------------------------------------------

MONTAGE RESOURCES CORPORATION

Ticker:       MR             Security ID:  61179L100
Meeting Date: JUN 19, 2020   Meeting Type: Annual
Record Date:  APR 22, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-Randall M. Albert              For       For          Management
1..2  DIRECTOR-Mark E. Burroughs, Jr.         For       For          Management
1..3  DIRECTOR-Don Dimitrievich               For       For          Management
1..4  DIRECTOR-Richard D. Paterson            For       For          Management
1..5  DIRECTOR-D. Martin Phillips             For       For          Management
1..6  DIRECTOR-John K. Reinhart               For       For          Management
1..7  DIRECTOR-Douglas E. Swanson, Jr.        For       For          Management
2.    Advisory approval of the Company's      For       For          Management
      2019 named executive officer
      compensation.
3.    Advisory approval of the frequency of   For       1 Year       Management
      future advisory votes on named
      executive officer compensation.
4.    To ratify the appointment of Grant      For       For          Management
      Thornton LLP as the independent
      registered public accounting firm of
      the Company for the fiscal year ending
      December 31, 2020.

================ Western Asset Inflation Indexed Plus Bond Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset Intermediate Bond Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset Macro Opportunities Fund ====================

BERRY CORPORATION (BRY)

Ticker:       BRY            Security ID:  08579X101
Meeting Date: MAY 05, 2020   Meeting Type: Annual
Record Date:  MAR 11, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-A.T. "Trem" Smith              For       For          Management
1..2  DIRECTOR-Cary Baetz                     For       For          Management
1..3  DIRECTOR-Brent Buckley                  For       For          Management
1..4  DIRECTOR-Anne Mariucci                  For       For          Management
1..5  DIRECTOR-Don Paul                       For       For          Management
1..6  DIRECTOR-Kent Potter                    For       For          Management
1..7  DIRECTOR-Gene Voiland                   For       For          Management
2.    Ratify the selection of KPMG LLP as     For       For          Management
      the Company's independent registered
      public accounting firm for the fiscal
      year ending December 31, 2020.

--------------------------------------------------------------------------------

MONTAGE RESOURCES CORPORATION

Ticker:       MR             Security ID:  61179L100
Meeting Date: JUN 19, 2020   Meeting Type: Annual
Record Date:  APR 22, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1..1  DIRECTOR-Randall M. Albert              For       For          Management
1..2  DIRECTOR-Mark E. Burroughs, Jr.         For       For          Management
1..3  DIRECTOR-Don Dimitrievich               For       For          Management
1..4  DIRECTOR-Richard D. Paterson            For       For          Management
1..5  DIRECTOR-D. Martin Phillips             For       For          Management
1..6  DIRECTOR-John K. Reinhart               For       For          Management
1..7  DIRECTOR-Douglas E. Swanson, Jr.        For       For          Management
2.    Advisory approval of the Company's      For       For          Management
      2019 named executive officer
      compensation.
3.    Advisory approval of the frequency of   For       1 Year       Management
      future advisory votes on named
      executive officer compensation.
4.    To ratify the appointment of Grant      For       For          Management
      Thornton LLP as the independent
      registered public accounting firm of
      the Company for the fiscal year ending
      December 31, 2020.

================ Western Asset Total Return Unconstrained Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
President of Western Asset Funds, Inc.

Date: August 14, 2020